Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 97.8%

AUSTRALIA — 2.4%
WiseTech Global Ltd.	1,364,565	$70,367,916

BELGIUM — 0.5%
Umicore SA	1,328,873	13,766,696

BRAZIL — 6.1%
MercadoLibre, Inc. *	67,314	131,320,863
NU Holdings Ltd., Class A *	4,681,298	47,936,492
		179,257,355
CANADA — 3.5%
Kinaxis, Inc. *	160,576	17,704,033
Shopify, Inc., Class A *	912,077	87,085,112
		104,789,145
CHINA — 11.5%
BYD Co., Ltd., Class H	1,976,500	100,083,098
Ganfeng Lithium Group Co., Ltd., Class H	2,428,600	6,610,984
Meituan, Class B *	3,480,650	70,039,274
PDD Holdings, Inc. ADR *	761,956	90,177,493
Tencent Holdings Ltd.	806,300	51,519,308
Wuxi Biologics Cayman, Inc. *	5,319,000	18,602,883
		337,033,040
DENMARK — 7.1%
Ambu A/S, B Shares	1,545,924	26,561,231
DSV A/S	394,501	76,289,079
Genmab A/S *	152,480	29,706,218
Novo Nordisk A/S, B Shares	623,681	42,646,270
Vestas Wind Systems A/S *	1,806,737	24,995,307
Zealand Pharma A/S *	126,594	9,506,517
		209,704,622
FRANCE — 5.8%
Hermes International	33,482	88,095,153
L'Oreal SA	215,747	80,191,642
SOITEC *	83,549	4,468,236
		172,755,031
GERMANY — 0.4%
AIXTRON SE	1,067,641	11,853,013

HONG KONG — 2.9%
AIA Group Ltd.	11,265,800	85,280,679

INDIA — 1.5%
HDFC Bank Ltd.	771,993	16,455,968
MakeMyTrip Ltd. *	296,009	29,005,922
		45,461,890
ISRAEL — 2.1%
Mobileye Global, Inc., Class A *	433,855	6,245,343
Wix.com Ltd. *	341,155	55,737,904
		61,983,247
ITALY — 6.0%
Brunello Cucinelli SpA	168,955	19,409,947

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
ITALY (continued)
Ferrari NV	277,758	$118,619,489
Prysmian SpA	365,435	20,116,102
Wizz Air Holdings PLC *	1,029,988	19,875,355
		178,020,893
JAPAN — 3.9%
Advantest Corp.	1,281,500	57,124,777
Disco Corp.	133,600	27,284,016
GMO Payment Gateway, Inc.	195,000	10,375,737
SBI Holdings, Inc.	772,900	20,870,566
		115,655,096
NETHERLANDS — 12.9%
Adyen NV *	91,134	139,689,850
Argenx SE *	124,361	73,384,951
ASML Holding NV	179,005	118,460,812
EXOR NV	552,362	50,161,736
		381,697,349
NEW ZEALAND — 0.7%
Xero Ltd. *	206,433	20,177,491

NORWAY — 0.2%
AutoStore Holdings Ltd. *	7,788,131	6,864,839

SINGAPORE — 3.3%
Sea Ltd. ADR *	751,713	98,091,029

SOUTH KOREA — 3.2%
Coupang, Inc. *	3,048,292	66,849,043
Delivery Hero SE *	1,099,191	26,355,990
		93,205,033
SWEDEN — 4.1%
Atlas Copco AB, A Shares	6,772,844	108,185,571
Kinnevik AB, B Shares *	1,765,884	12,465,048
		120,650,619
SWITZERLAND — 2.8%
Galderma Group AG *	393,201	41,586,772
Temenos AG	274,775	21,334,112
VAT Group AG	54,866	19,777,114
		82,697,998
TAIWAN — 4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,011,000	141,124,746

UNITED KINGDOM — 2.8%
Games Workshop Group PLC	130,968	23,797,101
Ocado Group PLC *	4,963,274	18,173,863
Wise PLC, Class A *	3,360,068	41,244,489
		83,215,453
UNITED STATES — 9.3%
Atlassian Corp., Class A *	155,638	33,027,940
Elastic NV *	545,329	48,588,814

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
UNITED STATES (continued)
Spotify Technology SA *	353,590	$194,485,107
		276,101,861
Total Common Stocks
(cost $2,079,599,693)		2,889,755,041

PREFERRED STOCKS — 1.1%

GERMANY — 1.1%
Sartorius AG 0.35%	136,736	31,875,914

Total Preferred Stocks
(cost $27,159,674)		31,875,914

TOTAL INVESTMENTS — 98.9%
(cost $2,106,759,367)		$2,921,630,955
Other assets less liabilities — 1.1%		31,051,609
NET ASSETS — 100.0%		$2,952,682,564

*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$947,841,867	$1,941,913,174	$—	$2,889,755,041
Preferred Stocks**	—	31,875,914	—	31,875,914
Total	$947,841,867	$1,973,789,088	$—	$2,921,630,955

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2024.